Segment reporting - Adjusted EBITA and a reconciliation from the segment Adjusted EBITA to total consolidated loss from operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment reporting
Revenues	¥ 226,701,433	¥ 206,798,631	¥ 192,379,918
Amortization of intangible assets	(37,783)	(138,831)	(1,003,282)
Provision for the shareholder class action lawsuit	(5,297,364)
Operating profit (loss)	(3,629,465)	1,942,439	(2,838,457)
Amortization expenses, business combinations	9,456	86,826	948,384
Operating segments
Segment reporting
Revenues	226,701,433	206,798,631	192,379,918
Total Adjusted EBITA	3,671,240	4,327,134	(2,084,966)
Operating profit (loss)	(3,629,465)	1,942,439	(2,838,457)
Unallocated amounts
Segment reporting
Sharebased compensation expenses	(1,963,506)	(2,252,738)	(2,589,593)
Amortization of intangible assets	(37,783)	(138,831)	(1,003,282)
Gain or loss from the disposal or deemed disposal of subsidiaries	(2,052)	6,874	2,839,384
Provision for the shareholder class action lawsuit	(5,297,364)
China Mobility | Operating segments
Segment reporting
Revenues	201,915,152	185,740,797	175,033,586
Total Adjusted EBITA	12,350,648	9,183,062	5,321,865
International | Operating segments
Segment reporting
Revenues	14,946,690	11,042,880	7,842,151
Total Adjusted EBITA	(6,050,039)	(1,846,299)	(2,301,074)
Other Initiatives | Operating segments
Segment reporting
Revenues	9,839,591	10,014,954	9,504,181
Total Adjusted EBITA	¥ (2,629,369)	¥ (3,009,629)	¥ (5,105,757)